Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations and Acquisitions of Non-Controlling Interests [Abstract]
Business Combinations	Business combinations
2023
During 2023, no significant business combinations have taken place.
2022
Acquisition of mobile assets of Oi Group
On April 20, 2022, the closing of the transaction related to the Purchase Agreement for Acquisition of UPI Mobile Assets of Oi Group took place, and Telefónica Brasil acquired, on such date, all the shares of the company Garliava RJ Infraestrutura e Redes de Telecomunicações S.A. (Garliava), to which the mobile assets of Oi Group assigned to Telefónica Brasil had been contributed, under the segregation plan stated in the Oi Agreement (see Note 29).
The mobile assets of Oi Group finally assigned to Telefónica Brasil were the following:
•Customers: approximately 12.5 million (equivalent to 30% of the total customer base of the mobile assets of Oi Group) – according to ANATEL’s February 2022 data;
•Spectrum: 43 MHz as national population-weighted average (46% of the radiofrequency of the mobile assets of Oi Group); and
•Infrastructure: contracts for the use of approximately 2.7 thousand sites of mobile access (corresponding to 19% of the sites of the mobile assets of Oi Group).
On the date of approval of the consolidated financial statements for the year 2022, the Company had concluded the report for the allocation of the purchase price. The following table presents the consideration, the fair value of the identifiable assets and the liabilities assumed at the acquisition date and the goodwill:

Millions of euros
Consideration	1,093
Intangible assets	539
Licenses	520
Customer relationships	19
Property, plant and equipment	29
Rights of use	105
Deferred tax assets	44
Trade receivables	74
Other assets	30
Cash and cash equivalents	13
Lease liabilities	(117)
Trade payables	(24)
Provisions	(221)
Other liabilities	(55)
Fair value of net assets	417
Goodwill (Note 7)	676
The fair value of the licenses was determined using the discounted cash flow method of the Income Approach, which considers the earning capacity of the asset. The amortization period of the licenses ranges from 5 to 15 years (average period of 10.08 years).
The fair value of trade receivables amounted to 74 million euros, which did not differ from the book value consisting of a gross amount of 81 million euros, net of estimated impairment losses of 7 million euros.
At the acquisition date, contingent liabilities were recognized at fair value in the amount of 90 million euros.
The contribution of Garliava since its inclusion in the scope of consolidation and until December 31, 2022 was 206 million euros in revenues and 1 million euros in profit for the period. The information was only available since the mobile assets of Oi assigned to Telefónica Brasil were contributed to Garliava. Consequently, it was not practicable to calculate these impacts as if the transaction had taken place on January 1, 2022.
On October 3, 2022, Telefónica Brasil, together with Claro S.A. and TIM S.A., started an arbitration procedure against the Seller (see Note 29.c). The Buyers made a judicial deposit of the amount withheld from the updated purchase price (see Note 15), until the dispute arising from the price adjustment was resolved by arbitration, corresponding to Telefónica Brazil an amount of 522 million reais at December 31, 2022 (approximately 94 million euros).
In October 2023, the arbitration proceeding between the parties ended (see Note 29.c), resulting on a final price the for the UPI Mobile Assets assigned to Telefónica Brasil of 5,129 million Brazilian reais as of the closing date (compared to the 5,373 million Brazilian reais of the initial price, see Note 2). As a result, 50% of the retained amount (488 million reais), plus applicable interest was offset against the amount allocated as debt and the other 50%, in the updated amount of 277 million reais (51 million euros at such date), was withdrawn by Telefónica Brasil before the Arbitration Chamber.
The post-closing price adjustment occurred during the second half of 2023, after the measurement period of the purchase price allocation process. Therefore, the impact generated by the post-closing price adjustment was recorded in the 2023 income statement, with no changes in the goodwill recorded as of December 31, 2022.
Acquisition of Incremental
On March 21, 2022, Telefónica Tech UK & Ireland, Ltd completed the acquisition of 100% of the shares of the British group Perpetual TopCo, Limited and affiliates (Incremental), one of Microsoft's fastest-growing business partners in the UK, for a 104 million euros consideration (including potential contingent payments linked to its future performance). In addition, at the closing of the transaction a payment was made in the amount of 91 million euros to cancel payment obligations of the acquired companies.
At the date of preparation of the consolidated financial statements for the year 2022, the purchase price allocation was provisional. In 2023, the preliminary allocation was reviewed within the twelve-month period from the acquisition date, without any change in the fair value of the assets and liabilities acquired.
The following table presents the consideration, the fair value of assets and liabilities identified at the acquisition date and the final goodwill:

Millions of euros
Share purchase price	104
Payment obligations cancelled	91
Total	195
Intangible assets	24
Customer relationships	23
Other intangible assets	1
Property, plant and equipment	1
Rights of use	1
Accounts receivable	11
Other assets	1
Cash and cash equivalents	9
Lease liabilities	(2)
Accounts payable	(3)
Deferred tax liabilities	(6)
Other liabilities	(11)
Fair value of net assets	25
Goodwill (Note 7)	170
The contribution of Incremental to the profit for the year 2022, after the impact of the amortization of the assets identified in the purchase price allocation, was a 1 million euro profit.
Acquisition of BE-terna
On June 9, 2022, Telefónica Cybersecurity & Cloud Tech, S.L.U. completed the acquisition of 100% of the shares of the German group BE-terna Acceleration Holding GmbH and affiliates ("BE-terna Group"), for a 191 million euros consideration (including potential contingent payments linked to its future performance). In addition, at the closing of the transaction a payment was made in the amount of 162 million euros to cancel payment obligations of the acquired companies.
At the date of preparation of the consolidated financial statements for the year 2022, the purchase price allocation was provisional. In 2023, the preliminary allocation was reviewed within the twelve-month period from the acquisition date, resulting in a 3 million euro increase in goodwill.
The following table presents the consideration, the fair value of assets and liabilities identified at the acquisition date and the final goodwill:

Millions of euros
Share purchase price	191
Payment obligations cancelled	162
Total	353
Intangible assets	73
Customer relationships	53
Other intangible assets	20
Property, plant and equipment	6
Right of use	5
Accounts receivable	19
Other assets	12
Cash and cash equivalents	17
Lease liabilities	(5)
Trade payables	(9)
Deferred tax liabilities	(20)
Current tax payables	(6)
Other liabilities	(21)
Fair value of net assets	71
Goodwill (Note 7)	282
The contribution of BE-terna Group to the profit for the year 2022, after the impact of the amortization of the assets identified in the purchase price allocation, was a 3 million euros loss.
2021
Acquisition of Cancom
On July 29, 2021, Telefónica Cybersecurity & Cloud Tech, S.L.U. reached an agreement with Cancom Group for the acquisition of 100% of the shares of the British company Cancom Ltd.
Cancom Ltd (currently called Telefónica Tech UK & Ireland Ltd.) is a company that provides end-to-end advanced cloud and cybersecurity services in the United Kingdom and Ireland.
The following table presents the transaction, fair value of assets and liabilities identified at the acquisition moment, and the goodwill generated:

Millions of euros
Enterprise value	398
Adjustments of debt and cash	(127)
Consideration (share purchase price)	271
Intangible assets	108
Customer relationships	107
Other intangible assets	1
Property, plant and equipment	15
Rights of use	8
Other non-current assets	6
Other current assets	45
Deferred tax assets	2
Cash and cash equivalents	19
Deferred tax liabilities	(27)
Other non-current liabilities	(140)
Other current liabilities	(49)
Fair value of net assets	(13)
Goodwill (Note 7)	284
In addition, at the closing of the transaction a payment was made in the amount of 122 million euros to cancel accounts payable of the acquired companies to Cancom Group.
The contribution of Cancom Ltd to the profit for the year 2021, after the impact of the amortization of the assets identified in the purchase price allocation, was a 4 million euros loss.